Convertible Preferred Stock And Stockholders' Equity - Additional Information (Details) $ / shares in Units, $ in Thousands				12 Months Ended
	Oct. 16, 2019 USD ($) shares	Oct. 09, 2019 USD ($) shares	Jun. 28, 2019 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares
Temporary Equity [Line Items]
Proceeds from redeemable convertible preferred stock net					$ 162,811
Cumulative amount raised redeemable convertible preferred stock				$ 227,300	$ 227,300	$ 227,300
Temporary equity into permanent equity conversion ratio				1	1
Temporary equity dividend rate percentage				8.00%	8.00%
Number of days within which dissolution shall occur from the date of announcement of liquidation event				90 days
Series B Two Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity stock shares issued during the period shares | shares	1,657,076	5,818,595	2,312,489		9,788,160
Temporary equity issue price per share | $ / shares					$ 17.8328
Gross proceeds from redeemable convertible preferred stock	$ 29,600	$ 103,800	$ 41,200		$ 174,600
Payment of stock issuance costs					7,700
Proceeds from redeemable convertible preferred stock net					$ 166,900
Temporary equity par or stated value per share | $ / shares			$ 0.001
Series B Two Redeemable Convertible Preferred Stock [Member] | Warrant [Member]
Temporary Equity [Line Items]
Derivative liability non current				$ 4,100
Series B Three Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Class of warrants or rights number of shares covered by the warrants or rights | shares					1,903,647	1,903,647
Class of warrants or rights exercise price | $ / shares					$ 11.5913	$ 11.5913
Class of warrants or rights warrants issuance costs					$ 200
Class of warrants or rights maturity date					Jul. 05, 2029